Share Capital and Other Reserves - Schedule of Activity Related to the Warrants (Details) - Warrants [member]	6 Months Ended
Jun. 30, 2026
Series A Shares [Member]
Schedule of Activity Related to the Warrants [Line Items]
Shares Outstanding, beginning balance	7,070
Adjustments during the period	(7,070)
Exercised during the period
Shares Outstanding, ending balance
Class B Shares [Member]
Schedule of Activity Related to the Warrants [Line Items]
Shares Outstanding, beginning balance	7,684,876
Adjustments during the period
Exercised during the period	(516,115)
Shares Outstanding, ending balance	7,168,761